Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities
of
Calamos Global Dynamic Income Fund
2020 Calamos Court
Naperville, Illinois 60563
under the
Investment Company Act of 1940
Securities Act File No. 333-153443
Investment Company Act File No. 811-22047
The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.
(1)	Title of the class of securities of Calamos Global Dynamic Income Fund (the “Trust”) to be redeemed:
Auction Rate Cumulative Preferred Shares, Liquidation
Preference $25,000 per share, Series M (CUSIP #
12811L206), Series T (CUSIP #12811L305), Series W
(CUSIP #12811L404), Series TH (CUSIP #12811L503) and
Series F (CUSIP #12811L602) (the “APS”).
(2)	The securities are to be called or redeemed no earlier than on the following date:

Series	Date
T	October 21, 2009
W	October 22, 2009
TH	October 23, 2009
F	October 26, 2009
M	October 27, 2009
(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
The APS are to be redeemed pursuant to Section 3(a)(i)
of the Calamos Global Dynamic Income Fund Statement of
Preferences of Auction Rate Cumulative Preferred
Shares.
(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:
The Trust intends to redeem all of the outstanding APS.

SIGNATURE
     Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 6th day of October, 2009.

CALAMOS GLOBAL DYNAMIC INCOME FUND
By:	/s/ Stathy Darcy
	Name:	Stathy Darcy
	Title:	Secretary